Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) $ in Millions	9 Months Ended
Sep. 30, 2024 USD ($)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	$ 9,829
Property, plant and equipment including right-of-use assets at end of period	8,950
Land and Land Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at end of period	63
Building and Leasehold Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at end of period	3,330
Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at end of period	5,265
Computer
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at end of period	35
Construction in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at end of period	257
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	33,964
Additions	159
Transfers from construction in progress	0
Disposals	(179)
Effect of exchange rate changes	7
Property, plant and equipment including right-of-use assets at end of period	33,951
Cost | Land and Land Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	92
Additions	0
Transfers from construction in progress	0
Disposals	0
Effect of exchange rate changes	0
Property, plant and equipment including right-of-use assets at end of period	92
Cost | Building and Leasehold Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	7,635
Additions	4
Transfers from construction in progress	101
Disposals	0
Effect of exchange rate changes	1
Property, plant and equipment including right-of-use assets at end of period	7,741
Cost | Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	24,277
Additions	29
Transfers from construction in progress	1,259
Disposals	(175)
Effect of exchange rate changes	6
Property, plant and equipment including right-of-use assets at end of period	25,396
Cost | Computer
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	448
Additions	3
Transfers from construction in progress	7
Disposals	0
Effect of exchange rate changes	0
Property, plant and equipment including right-of-use assets at end of period	458
Cost | Construction in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	1,512
Additions	123
Transfers from construction in progress	(1,367)
Disposals	(4)
Effect of exchange rate changes	0
Property, plant and equipment including right-of-use assets at end of period	264
Accumulated Depreciation and Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	(24,135)
Additions	(1,038)
Disposals	175
Effect of exchange rate changes	(3)
Property, plant and equipment including right-of-use assets at end of period	(25,001)
Accumulated Depreciation and Impairment | Land and Land Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	(28)
Additions	(1)
Disposals	0
Effect of exchange rate changes	0
Property, plant and equipment including right-of-use assets at end of period	(29)
Accumulated Depreciation and Impairment | Building and Leasehold Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	(4,205)
Additions	(206)
Disposals	0
Effect of exchange rate changes	0
Property, plant and equipment including right-of-use assets at end of period	(4,411)
Accumulated Depreciation and Impairment | Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	(19,486)
Additions	(817)
Disposals	175
Effect of exchange rate changes	(3)
Property, plant and equipment including right-of-use assets at end of period	(20,131)
Accumulated Depreciation and Impairment | Computer
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	(409)
Additions	(14)
Disposals	0
Effect of exchange rate changes	0
Property, plant and equipment including right-of-use assets at end of period	(423)
Accumulated Depreciation and Impairment | Construction in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	(7)
Additions	0
Disposals	0
Effect of exchange rate changes	0
Property, plant and equipment including right-of-use assets at end of period	$ (7)